FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
Annual Report
Annual Report
September 30, 1997
September 30, 1995
Printed on recycled paper
6i

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Willliam J. Hayes, VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
State Street Bank and Trust Company
Boston, MA
 DES-ANN-1197
 42276
6i
* INDEPENDENT TRUSTEES
CONTENTS



FUND TALK                             A-3    The manager's review of the funds' performance,
                                             strategy and outlook.

PERFORMANCE                           A-6    How the funds have done over time.

INVESTMENT CHANGES                    A-8    A summary of major shifts in the funds' investments
                                             over the past six months.

DESTINY I

 INVESTMENTS                          A-9    A complete list of the fund's investments
                                             with their market values.

 FINANCIAL STATEMENTS                 A-14   Statements of assets and liabilities, operations, and
                                             changes in net assets, as well as financial highlights.

DESTINY II

 INVESTMENTS                          A-18   A complete list of the fund's investments
                                             with their market values.

 FINANCIAL STATEMENTS                 A-23   Statements of assets and liabilities, operations, and
                                             changes in net assets, as well as financial highlights.

NOTES                                 A-27   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS     A-30   The auditors' opinion.

DISTRIBUTIONS                         A-31




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS.
THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. stock market - supported by moderate economic growth and subdued inflation - turned in a strong performance for the 12 months that ended
September 30, 1997. The Standard & Poor's 500
Index, a broad measure of the U.S. stock market, returned 40.45% during the period, well above its long-term annual average of approximately 11%.
The stock market spent much of the past 12 months breaking price and trading volume records. Solid corporate earnings, large cash inflows into mutual funds, widespread optimism and a generally favorable interest-rate climate boosted share prices higher, especially among large-capitalization, household-name stocks. Concerns in the springtime over an overheating economy combined with earnings shortfall announcements from several key companies toward the end of the period provided the only considerable hiccups in the market's rise. When the Federal Reserve Board raised a key short-term interest rate in March, an already richly priced market sold off sharply. From that point on, with positive economic news being the primary catalyst, the market soared. In July, the Dow Jones Industrial
Average surged past the 8000 mark for the first time ever. August, however, posed a different story as inflation fears, a weakened dollar and sluggish corporate earnings ate away at some of the market's prior gains, particularly among the aforementioned large-cap stocks. The silver lining in this decline, though, was the overall broadening of the market, as small- and mid-cap stocks began to perform well, leading to a relatively strong September.

AN INTERVIEW WITH
GEORGE A. VANDERHEIDEN,
PORTFOLIO MANAGER
OF FIDELITY DESTINY
PORTFOLIOS
Q. HOW DID THE FUNDS PERFORM, GEORGE?
A. For the 12-month period that ended September 30, 1997, Destiny I and II produced returns of 36.29% and 34.72%, respectively. The Standard & Poor's 500 Index had a return of 40.45% for the same period, while the growth funds average, as tracked by Lipper Analytical Services, returned 33.52%.
Q. HOW HAVE CHANGES IN THE INVESTMENT CLIMATE AFFECTED THE FUNDS?
A. One of the biggest equity market changes in recent months has been the dominance of small-company stocks over large-company stocks. I believe the recent outperformance of small-capitalization stocks is due to several factors. First, when the Federal Reserve Board starts raising rates, as it did this past spring, investors typically take refuge in those stocks with lower, more conservative valuations. For the past several years, large-cap stocks have outperformed small-cap stocks. Consequently, small stocks have become more undervalued relative to large stocks. As a result, over the past few months we've seen small stocks rally while the richly priced, big-name consumer growth stocks have languished. Second, large-cap companies have recently seen their earnings growth slow. The valuation levels of many large-cap companies, particularly in the consumer and technology sectors, were based upon continued strength in earnings growth. Third, small-cap stocks have historically outperformed when economic strength is broadening and accelerating as it has in 1997, particularly after an economic slowdown like we had in the first three quarters of 1996.
Q. WHAT EVENTS PLAYED KEY ROLES IN THE FUNDS' PERFORMANCE?
A. During the early fall of 1996, I continued to increase the funds' positions in technology companies, including manufacturers of semiconductors and semiconductor capital equipment. By late summer of 1997, valuations in many technology companies had risen to levels that allowed little margin for error. After many of the large technology companies reported below-estimate earnings, I began to reduce my positions in many of the funds' technology holdings.
Q. WHAT MARKET SECTORS HELPED THE FUNDS' PERFORMANCE?
A. Over the past year, stocks in the consumer nondurable and technology sectors have had the biggest impact on performance. Despite the stigma of litigation, tobacco and consumer nondurable giant Philip Morris was the biggest single contributor to the funds' performance for the year. Strong growth in personal computer sales and corporate spending on telecommunications and networking hardware also propelled the funds' technology-related holdings to strong gains. IBM and Compaq were particularly good performers.
Q. HAVE RECENT DEVELOPMENTS WITH COLUMBIA/HCA AND PHILIP MORRIS CHANGED YOUR VIEW OF THESE STOCKS?
A. After the news broke about the government investigation into the Medicare billing practices of Columbia/HCA, its market valuation declined by over $10 billion from its peak this year in March. I felt that any fine imposed by the government was more than adequately reflected in this market discount. Further, I believed any fine would be tax-deductible to Columbia/HCA and that the impact of the government investigation was already reflected in the stock price. In addition, management was in the process of seeking a settlement with the government. When management has cooperated with the government in similar cases with other companies in the past, the company's stock price has rebounded during and after the settlement agreement process. In turn then, I felt Columbia had good long-term business prospects, as its hospitals are in prime locations and 20% of them have a monopoly position.
Litigation has been a way of life for tobacco companies since the Surgeon General's first warning about the effects of smoking over 30 years ago. If investors had decided to sell Philip Morris after that first warning, they would have missed the more than 32,700% increase in its price - excluding reinvested dividends - since that time. While past performance is no guarantee of future results, this phenomenal increase in the price of Philip Morris equates to a gain of roughly 18% per year for the past 35 years. Despite the ongoing tobacco litigation, Philip Morris had strong business prospects and was attractively priced as the period closed. The company has some of the strongest brand names in the consumer industry and can use this advantage to increase market share in new global markets.
Q. HOW DID THE FUNDS' BOND AND CASH HOLDINGS AFFECT PERFORMANCE?
A. Relative to the performance of the S&P 500, the bond and cash holdings hurt performance over the past 12 months. The allocations to bonds reduced the return of the funds by approximately 3%. Compared to the S&P 500, the allocation to cash reduced the return of the funds by about 1%-2%. Over the past year, the equity holdings in the funds returned more than 42%, outperforming the S&P 500 return of 40.45%.
Q. WHY DO THE DESTINY FUNDS OWN BONDS?
A. I own bonds because they are currently among the most undervalued and attractively priced financial assets. Four years ago, the long bond yield - also known as the 30-year Treasury bond - was 5.94%. Since then, inflation has declined and industrial capacity has, on average, grown in line with demand. In spite of this, long bond prices remain below their level of four years ago. In addition, although the investment community considers it unlikely, deflation is one potential shock to the economy that could disrupt the stock market. In this scenario, the economy slows due to a cycle of capital investment in strong markets that eventually results in industry overcapacity, which then leads to weaker product prices. As a result, corporate earnings fall sharply and the stock market declines. Though I also consider this development unlikely, Treasury bonds would be the best assets to own in this scenario.
Q. WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET AND THE DESTINY FUNDS?
A. The most widely held view, and the one that dominates my positioning of the Destiny funds, is the so-called "Goldilocks" economy. In this scenario, real GDP - the gross domestic product adjusted for inflation - grows between 2.5%-3% per year, inflation stays restrained, profits grow at their long-term growth rate of 7%-8%, and the stock market rises in line with corporate profits. Another possibility that is reflected in the funds' positioning is deflation, which I mentioned earlier. I have positioned the Destiny funds with both economic scenarios in mind.
The funds' stock selection emphasizes companies with strong business prospects and attractive valuation levels. I have recently positioned the fund to take advantage of a low inflation environment by focusing on four areas: (1) innovative companies in the technology, health care, and telecommunications sectors that can rely on unit growth to increase earnings, (2) companies in the financial sector that should benefit from falling interest rates, (3) global companies that have strong proprietary advantages and can use these advantages to grow market share worldwide, and (4) industries in consolidation that still have strong growth rates. There will always be short-term fluctuations in the marketplace. I remain focused on the long-term and have positioned the funds to take advantage of the investment climate over the next five to 10 years.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

GEORGE VANDERHEIDEN ON THE IMPORTANCE OF
BEING A LONG-TERM INVESTOR:
"With the explosion of the Internet, cable and satellite television, cellular phones, and personal computers, our society has become overloaded with information. Investors are constantly bombarded from all angles with reports of the latest economic developments and stock market activity. In this environment of instantaneous reporting of short- term market fluctuations, it can be all too easy to lose sight of your long-term investment objectives. Destiny shareholders saving for a child's college education or saving for retirement, may have an investment time horizon of 15 to 25 years or more. Over a time period this long, you should remain focused on maintaining your regular investment schedule. Although this can be distressing at times, keep in mind that short-term market fluctuations are essentially meaningless over the long-term. For example, if you had invested in the S&P 500 at the peak of the market in December 1972, your portfolio would have lost over 40% of its value during the following two years. However, if you had remained focused on your long-term objectives and stayed fully invested, by 1997 your portfolio would have had an average return of over 12% per year. I manage the Destiny funds with a similar long-term perspective in mind.
Rather than become distracted by the investment fads of the moment, I remain focused on investing in securities that I believe offer the best return potential over the next five to 10 years. I also keep the funds diversified across industry sectors and invest a portion of the funds in bonds when I feel they are undervalued. I have been in this business since 1968 and have learned to hedge my investment choices when I feel I don't have all the answers. This gives me confidence that regardless of the state of the economy, Destiny shareholders will be well-positioned."
FUND FACTS
GOAL: seeks capital growth
START DATE: Destiny I: July 10, 1970; Destiny II:
December 30, 1985
SIZE: as of September 30, 1997, Destiny I:
more than $5.9 billion; Destiny II: more than $3.6 billion
MANAGER: George Vandherheiden, Destiny I since 1980, Destiny II since 1985; joined
Fidelity in 1971
(checkmark)
FIDELITY DESTINY PORTFOLIOS: DESTINY I

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970930 19971014 100311 S00000000000001
             Destiny I                   S&P 500
             00006                       SP001
  1987/09/30      10000.00                    10000.00
  1987/10/31       7461.28                     7846.00
  1987/11/30       6821.55                     7199.49
  1987/12/31       7579.89                     7747.37
  1988/01/31       7856.05                     8073.54
  1988/02/29       8408.37                     8449.76
  1988/03/31       8212.15                     8188.66
  1988/04/30       8393.84                     8279.56
  1988/05/31       8430.18                     8351.59
  1988/06/30       9040.64                     8734.93
  1988/07/31       8953.43                     8701.74
  1988/08/31       8570.10                     8405.88
  1988/09/30       8906.32                     8763.97
  1988/10/31       9025.87                     9007.61
  1988/11/30       8816.66                     8878.80
  1988/12/31       9056.14                     9034.18
  1989/01/31       9823.48                     9695.48
  1989/02/28       9603.15                     9454.06
  1989/03/31       9823.48                     9674.34
  1989/04/30      10271.73                    10176.44
  1989/05/31      10902.31                    10588.58
  1989/06/30      10659.19                    10528.23
  1989/07/31      11373.35                    11478.93
  1989/08/31      11681.24                    11703.91
  1989/09/30      11776.41                    11655.93
  1989/10/31      11379.89                    11385.51
  1989/11/30      11435.41                    11617.78
  1989/12/31      11369.17                    11896.60
  1990/01/31      10689.03                    11098.34
  1990/02/28      10915.74                    11241.51
  1990/03/31      11150.85                    11539.41
  1990/04/30      10789.79                    11250.92
  1990/05/31      11982.13                    12347.89
  1990/06/30      11956.94                    12263.92
  1990/07/31      11621.07                    12224.68
  1990/08/31      10431.04                    11119.57
  1990/09/30       9728.02                    10578.04
  1990/10/31       9657.72                    10532.56
  1990/11/30      10483.77                    11212.96
  1990/12/31      11011.03                    11525.80
  1991/01/31      12197.37                    12028.33
  1991/02/28      13041.00                    12888.35
  1991/03/31      13348.57                    13200.25
  1991/04/30      13515.53                    13231.93
  1991/05/31      14324.00                    13803.55
  1991/06/30      13383.72                    13171.35
  1991/07/31      14271.28                    13785.13
  1991/08/31      14755.46                    14111.84
  1991/09/30      14506.62                    13876.17
  1991/10/31      14442.10                    14062.12
  1991/11/30      13557.33                    13495.41
  1991/12/31      15296.63                    15039.29
  1992/01/31      15461.95                    14759.56
  1992/02/29      16025.97                    14951.43
  1992/03/31      15666.16                    14659.88
  1992/04/30      16230.18                    15090.88
  1992/05/31      16366.32                    15164.82
  1992/06/30      16084.31                    14938.87
  1992/07/31      16735.86                    15549.87
  1992/08/31      16292.15                    15231.10
  1992/09/30      16456.28                    15410.82
  1992/10/31      16357.80                    15464.76
  1992/11/30      17145.60                    15992.11
  1992/12/31      17614.42                    16188.81
  1993/01/31      18158.36                    16324.80
  1993/02/28      18216.23                    16546.81
  1993/03/31      19118.94                    16895.95
  1993/04/30      19234.67                    16487.07
  1993/05/31      19778.61                    16928.92
  1993/06/30      19929.06                    16978.02
  1993/07/31      20183.67                    16910.11
  1993/08/31      20879.01                    17551.00
  1993/09/30      20879.01                    17415.86
  1993/10/31      21646.80                    17776.36
  1993/11/30      21510.58                    17607.49
  1993/12/31      22267.98                    17820.54
  1994/01/31      23685.40                    18426.44
  1994/02/28      23327.73                    17927.08
  1994/03/31      22228.24                    17145.46
  1994/04/30      22890.58                    17364.92
  1994/05/31      23062.79                    17649.71
  1994/06/30      22413.70                    17217.29
  1994/07/31      23155.52                    17782.02
  1994/08/31      24202.02                    18511.08
  1994/09/30      23446.95                    18057.56
  1994/10/31      23963.58                    18463.85
  1994/11/30      23142.27                    17791.40
  1994/12/31      23254.30                    18055.25
  1995/01/31      23477.14                    18523.42
  1995/02/28      24272.97                    19245.28
  1995/03/31      24957.39                    19813.20
  1995/04/30      25896.48                    20396.70
  1995/05/31      27106.15                    21211.96
  1995/06/30      28029.32                    21704.71
  1995/07/31      29032.07                    22424.44
  1995/08/31      29286.74                    22480.73
  1995/09/30      29891.57                    23429.41
  1995/10/31      30130.32                    23345.77
  1995/11/30      30989.82                    24370.65
  1995/12/31      31846.82                    24840.03
  1996/01/31      32441.61                    25685.58
  1996/02/29      32322.66                    25923.69
  1996/03/31      32237.69                    26173.33
  1996/04/30      32849.47                    26559.13
  1996/05/31      33563.22                    27244.09
  1996/06/30      33801.14                    27347.89
  1996/07/31      32764.50                    26139.66
  1996/08/31      33036.41                    26690.94
  1996/09/30      34684.83                    28193.11
  1996/10/31      36010.36                    28970.68
  1996/11/30      38746.40                    31160.57
  1996/12/31      37753.02                    30543.28
  1997/01/31      39600.15                    32451.62
  1997/02/28      39958.27                    32706.04
  1997/03/31      37903.81                    31362.15
  1997/04/30      39807.48                    33234.47
  1997/05/31      42370.84                    35257.79
  1997/06/30      43727.92                    36837.33
  1997/07/31      47045.21                    39768.48
  1997/08/31      45348.87                    37540.65
  1997/09/30      47271.39                    39596.75
IMATRL PRASUN   SHR__CHT 19970930 19971014 100314 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I on September 30, 1987. As the chart shows, by September 30, 1997, the value of the investment would have grown to $47,271 - a 372.71% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,597 - a 295.97% increase. CUMULATIVE TOTAL RETURNS
PERIOD ENDED                          PAST 1   PAST 5    PAST 10
SEPTEMBER 30, 1997                    YEAR     YEARS     YEARS

Destiny I                             36.29%   187.25%   372.71%

S&P 500(registered trademark)         40.45%   156.94%   295.97%

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED             PAST 1    PAST 5   PAST 10
SEPTEMBER 30, 1997       YEAR      YEARS    YEARS

Destiny I                36.29%    23.50%   16.80%

$50/month 15-Year Plan   -34.85%   19.04%   15.27%

The charts above show Destiny I total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a widely recognized, unmanaged index of common stocks, include reinvestment of dividends. The S&P 500 figure for one year is published by S&P. The S&P 500 is a registered trademark of Standard & Poor's Corporation.
All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.
FIDELITY DESTINY PORTFOLIOS: DESTINY II

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970930 19971014 100847 S00000000000001
             Destiny II                  S&P 500
             00306                       SP001
  1987/09/30      10000.00                    10000.00
  1987/10/31       7301.05                     7846.00
  1987/11/30       6701.82                     7199.49
  1987/12/31       7516.76                     7747.37
  1988/01/31       7739.18                     8073.54
  1988/02/29       8421.60                     8449.76
  1988/03/31       8371.05                     8188.66
  1988/04/30       8588.41                     8279.56
  1988/05/31       8502.48                     8351.59
  1988/06/30       9225.34                     8734.93
  1988/07/31       9174.79                     8701.74
  1988/08/31       8851.27                     8405.88
  1988/09/30       9210.18                     8763.97
  1988/10/31       9230.40                     9007.61
  1988/11/30       8942.26                     8878.80
  1988/12/31       9232.04                     9034.18
  1989/01/31      10004.42                     9695.48
  1989/02/28       9806.10                     9454.06
  1989/03/31       9931.35                     9674.34
  1989/04/30      10505.42                    10176.44
  1989/05/31      11168.21                    10588.58
  1989/06/30      10771.58                    10528.23
  1989/07/31      11418.71                    11478.93
  1989/08/31      11783.57                    11703.91
  1989/09/30      11849.77                    11655.93
  1989/10/31      11463.60                    11385.51
  1989/11/30      11573.94                    11617.78
  1989/12/31      11670.56                    11896.60
  1990/01/31      10911.60                    11098.34
  1990/02/28      11115.93                    11241.51
  1990/03/31      11390.33                    11539.41
  1990/04/30      11040.04                    11250.92
  1990/05/31      12301.09                    12347.89
  1990/06/30      12324.44                    12263.92
  1990/07/31      11886.58                    12224.68
  1990/08/31      10600.49                    11119.57
  1990/09/30       9809.32                    10578.04
  1990/10/31       9737.93                    10532.56
  1990/11/30      10737.30                    11212.96
  1990/12/31      11376.18                    11525.80
  1991/01/31      12653.52                    12028.33
  1991/02/28      13643.01                    12888.35
  1991/03/31      14074.79                    13200.25
  1991/04/30      14350.65                    13231.93
  1991/05/31      15166.23                    13803.55
  1991/06/30      14092.78                    13171.35
  1991/07/31      15082.28                    13785.13
  1991/08/31      15674.93                    14111.84
  1991/09/30      15407.26                    13876.17
  1991/10/31      15341.97                    14062.12
  1991/11/30      14349.64                    13495.41
  1991/12/31      16088.67                    15039.29
  1992/01/31      16398.60                    14759.56
  1992/02/29      17087.33                    14951.43
  1992/03/31      16563.90                    14659.88
  1992/04/30      17121.77                    15090.88
  1992/05/31      17383.48                    15164.82
  1992/06/30      16997.79                    14938.87
  1992/07/31      17679.64                    15549.87
  1992/08/31      17166.71                    15231.10
  1992/09/30      17219.69                    15410.82
  1992/10/31      17212.12                    15464.76
  1992/11/30      18075.00                    15992.11
  1992/12/31      18579.76                    16188.81
  1993/01/31      19221.26                    16324.80
  1993/02/28      19268.78                    16546.81
  1993/03/31      20076.59                    16895.95
  1993/04/30      20076.59                    16487.07
  1993/05/31      20773.53                    16928.92
  1993/06/30      20955.69                    16978.02
  1993/07/31      21153.68                    16910.11
  1993/08/31      21930.51                    17551.00
  1993/09/30      21988.20                    17415.86
  1993/10/31      22812.34                    17776.36
  1993/11/30      22721.69                    17607.49
  1993/12/31      23560.28                    17820.54
  1994/01/31      25044.19                    18426.44
  1994/02/28      24740.46                    17927.08
  1994/03/31      23534.25                    17145.46
  1994/04/30      24237.15                    17364.92
  1994/05/31      24410.71                    17649.71
  1994/06/30      23690.45                    17217.29
  1994/07/31      24462.77                    17782.02
  1994/08/31      25582.21                    18511.08
  1994/09/30      24775.18                    18057.56
  1994/10/31      25313.20                    18463.85
  1994/11/30      24506.16                    17791.40
  1994/12/31      24615.26                    18055.25
  1995/01/31      24873.11                    18523.42
  1995/02/28      25686.35                    19245.28
  1995/03/31      26380.57                    19813.20
  1995/04/30      27342.57                    20396.70
  1995/05/31      28572.34                    21211.96
  1995/06/30      29534.34                    21704.71
  1995/07/31      30545.93                    22424.44
  1995/08/31      30813.70                    22480.73
  1995/09/30      31458.34                    23429.41
  1995/10/31      31716.19                    23345.77
  1995/11/30      32579.01                    24370.65
  1995/12/31      33467.00                    24840.03
  1996/01/31      34092.55                    25685.58
  1996/02/29      33946.59                    25923.69
  1996/03/31      33831.90                    26173.33
  1996/04/30      34457.45                    26559.13
  1996/05/31      35176.84                    27244.09
  1996/06/30      35406.21                    27347.89
  1996/07/31      34374.05                    26139.66
  1996/08/31      34655.54                    26690.94
  1996/09/30      36313.25                    28193.11
  1996/10/31      37626.91                    28970.68
  1996/11/30      40473.17                    31160.57
  1996/12/31      39443.71                    30543.28
  1997/01/31      41312.27                    32451.62
  1997/02/28      41753.93                    32706.04
  1997/03/31      39647.55                    31362.15
  1997/04/30      41516.12                    33234.47
  1997/05/31      44098.13                    35257.79
  1997/06/30      45423.12                    36837.33
  1997/07/31      48786.53                    39768.48
  1997/08/31      46985.92                    37540.65
  1997/09/30      48922.43                    39596.75
IMATRL PRASUN   SHR__CHT 19970930 19971014 100851 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II on September 30, 1987. As the chart shows, by September 30, 1997, the value of the investment would have grown to $48,922 - a 389.22% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,597 - a 295.97% increase. CUMULATIVE TOTAL RETURNS
PERIOD ENDED                          PAST 1   PAST 5    PAST 10
SEPTEMBER 30, 1997                    YEAR     YEARS     YEARS

Destiny II                            34.72%   184.11%   389.22%

S&P 500(registered trademark)         40.45%   156.94%   295.97%

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED             PAST 1    PAST 5   PAST 10
SEPTEMBER 30, 1997       YEAR      YEARS    YEARS

Destiny II               34.72%    23.22%   17.21%

$50/month 15-Year Plan   -35.60%   18.78%   15.67%

The charts above show Destiny II total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a widely recognized, unmanaged index of common stocks, include reinvestment of dividends. The S&P 500 figure for one year is published by S&P. The S&P 500 is a registered trademark of Standard & Poor's Corporation.
All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.
INVESTMENT CHANGES


TOP TEN EQUITY HOLDINGS - DESTINY I
AS OF SEPTEMBER 30, 1997                 AS OF MARCH 31, 1997

Federal National Mortgage Association    Philip Morris Companies, Inc.

Philip Morris Companies, Inc.            Federal National Mortgage Association

Fleet Financial Group, Inc.              Fleet Financial Group, Inc.

General Motors Corp.                     General Motors Corp.

Federal Home Loan Mortgage Corporation   International Business Machines Corp.

Columbia/HCA Healthcare Corp.            Federal Home Loan Mortgage Corporation

International Business Machines Corp.    Royal Dutch Petroleum Co. ADR

Wal-Mart Stores, Inc.                    Columbia/HCA Healthcare Corp.

Vodafone Group PLC sponsored ADR         Vodafone Group PLC sponsored ADR

Home Depot, Inc.                         du Pont (E.I.) de Nemours & Co.

TOP TEN EQUITY HOLDINGS - DESTINY II
AS OF SEPTEMBER 30, 1997                 AS OF MARCH 31, 1997

Federal National Mortgage Association    Philip Morris Companies, Inc.

Philip Morris Companies, Inc.            Federal National Mortgage Association

Fleet Financial Group, Inc.              Fleet Financial Group, Inc.

Columbia/HCA Healthcare Corp.            General Motors Corp.

General Motors Corp.                     International Business Machines Corp.

Federal Home Loan Mortgage Corporation   Royal Dutch Petroleum Co. ADR

International Business Machines Corp.    Federal Home Loan Mortgage Corporation

Wal-Mart Stores, Inc.                    Columbia/HCA Healthcare Corp.

Home Depot, Inc.                         Vodafone Group PLC sponsored ADR

Vodafone Group PLC sponsored ADR         du Pont (E.I.) de Nemours & Co.

TOP FIVE MARKET SECTORS - DESTINY I

AS OF SEPTEMBER 30, 1997   % OF FUND'S INVESTMENTS   AS OF MARCH 31, 1997   % OF FUND'S INVESTMENTS

Finance                     20.0%                    Finance                 18.4%

Technology                  13.5%                    Technology              12.1%

Retail & Wholesale          7.8%                     Nondurables             8.6%

Nondurables                 6.6%                     Energy                  7.6%

Utilities                   6.6%                     Utilities               7.0%


TOP FIVE MARKET SECTORS - DESTINY II

AS OF SEPTEMBER 30, 1997   % OF FUND'S INVESTMENTS   AS OF MARCH 31, 1997   % OF FUND'S INVESTMENTS

Finance                     18.2%                    Finance                 16.6%

Technology                  13.4%                    Technology              11.9%

Retail & Wholesale          8.0%                     Nondurables             8.8%

Health                      7.1%                     Energy                  7.3%

Utilities                   6.6%                     Utilities               6.8%


FIDELITY DESTINY PORTFOLIOS: DESTINY I
INVESTMENTS SEPTEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 84.6%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 1.0%
Boeing Co.   994,700 $ 54,148,981
Gulfstream Aerospace Corp. (a)  76,600  2,221,400
  56,370,381
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   452,800  26,771,800
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  37,600  991,700
Newport News Shipbuilding, Inc.   108,500  2,556,531
  3,548,231
TOTAL AEROSPACE & DEFENSE   86,690,412
BASIC INDUSTRIES - 3.9%
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.   129,900  10,773,581
du Pont (E.I.) de Nemours & Co.   1,261,400  77,654,938
Raychem Corp.   416,400  35,185,800
Union Carbide Corp.   409,100  19,918,056
  143,532,375
PACKAGING & CONTAINERS - 0.8%
Corning, Inc.   24,600  1,162,350
Owens-Illinois, Inc. (a)  1,259,600  42,747,675
  43,910,025
PAPER & FOREST PRODUCTS - 0.7%
Boise Cascade Corp.   256,600  10,793,238
Champion International Corp.   361,800  22,047,188
International Paper Co.   88,400  4,867,525
Ivex Packaging Corp.   6,900  110,400
Willamette Industries, Inc.   102,400  3,916,800
  41,735,151
TOTAL BASIC INDUSTRIES   229,177,551
CONSTRUCTION & REAL ESTATE - 1.1%
CONSTRUCTION - 0.8%
Centex Corp.   138,800  8,102,450
D.R. Horton, Inc.   346,980  5,464,935
Fleetwood Enterprises, Inc.   645,307  21,658,116
Kaufman & Broad Home Corp.   470,700  10,208,306
U.S. Home Corp. (a)  34,300  1,324,838
  46,758,645
ENGINEERING - 0.3%
Fluor Corp.   324,300  17,390,588
TOTAL CONSTRUCTION & REAL ESTATE   64,149,233

  VALUE
 SHARES (NOTE 1)
DURABLES - 4.6%
AUTOS, TIRES, & ACCESSORIES - 3.7%
Circuit City Stores, Inc. - CarMax Group  40,300 $ 667,469
Cummins Engine Co., Inc.   222,200  17,345,488
Discount Auto Parts, Inc. (a)  248,300  5,959,200
Federal-Mogul Corp.   110,400  4,098,600
General Motors Corp.   2,253,107  150,817,350
Gentex Corp. (a)  64,900  1,610,331
Goodyear Tire & Rubber Co.   109,400  7,521,250
Honda Motor Co. Ltd.   139,000  4,862,805
Magna International, Inc. Class A  250,700  17,399,511
Superior Industries International, Inc.   388,300  10,751,056
  221,033,060
CONSUMER ELECTRONICS - 0.2%
Newell Co.   210,100  8,404,000
Philips Electronics NV (Bearer)  27,000  2,293,584
Philips Electronics NV NY shares  8,100  680,400
  11,377,984
TEXTILES & APPAREL - 0.7%
Big Dog Holdings, Inc.   2,600  36,400
Burlington Industries, Inc. (a)  535,200  7,492,800
Liz Claiborne, Inc.   152,900  8,399,944
NIKE, Inc. Class B  398,900  21,141,700
Reebok International Ltd.   36,100  1,757,619
  38,828,463
TOTAL DURABLES   271,239,507
ENERGY - 6.1%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   489,600  17,870,400
OIL & GAS - 5.8%
Amerada Hess Corp.   208,500  12,861,844
Atlantic Richfield Co.   251,300  21,470,444
British Petroleum PLC ADR  668,126  60,674,192
Burlington Resources, Inc.   530,600  27,226,413
Elf Aquitaine SA sponsored ADR  107,764  7,186,512
Enron Oil & Gas Co.   57,600  1,281,600
Kerr-McGee Corp.   123,900  8,525,869
Louisiana Land & Exploration Co.   390,900  30,612,356
Mobil Corp.   61,400  4,543,600
Occidental Petroleum Corp.   952,000  24,692,500
Royal Dutch Petroleum Co.   1,627,000  90,298,500
Santa Fe Energy Resources, Inc.   295,000  3,687,500
Tosco Corp.   1,002,900  34,913,456
Total SA Class B  53,556  6,154,768
Total SA sponsored ADR  156,636  8,977,201
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Union Pacific Resources Group, Inc.   21,000 $ 549,938
Valero Energy Corp.   92,100  3,022,031
  346,678,724
TOTAL ENERGY   364,549,124
FINANCE - 20.0%
BANKS - 1.0%
Credit Suisse Group (Reg.)  183,600  24,915,331
NationsBank Corp.   227,600  14,082,750
Providian Financial Corp.   463,800  18,407,063
  57,405,144
CREDIT & OTHER FINANCE - 3.4%
Fleet Financial Group, Inc.   2,954,130  193,680,148
Green Tree Financial Corp.   179,500  8,436,500
  202,116,648
FEDERAL SPONSORED CREDIT - 9.4%
Federal Home Loan Mortgage Corporation 4,230,000 149,107,500 Federal National Mortgage Association 8,775,900 412,467,300
  561,574,800
INSURANCE - 5.7%
AFLAC, Inc.   162,200  8,799,350
Aegon NV (Reg.)  159,578  12,716,372
Allmerica Financial Corp.   235,200  10,334,100
Allstate Corp.   1,216,190  97,751,271
American International Group, Inc.   692,550  71,462,503
CIGNA Corp.   103,800  19,332,750
Equitable of Iowa Companies   26,300  1,762,100
General Re Corp.   104,800  20,802,800
Loews Corp.   164,800  18,612,100
MGIC Investment Corp.   551,400  31,602,113
Nationwide Financial Services, Inc. Class A  16,500  459,938
PMI Group, Inc.   249,200  14,282,275
Provident Companies, Inc.   30,400  1,063,050
Reliastar Financial Corp.   145,780  5,803,866
Torchmark Corp.   496,000  19,468,000
Travelers Property Casualty Corp. Class A  60,100  2,434,050
UNUM Corp.   44,000  2,007,500
  338,694,138
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   217,950  19,561,013
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   389,900  11,185,256
TOTAL FINANCE   1,190,536,999

  VALUE
 SHARES (NOTE 1)
HEALTH - 6.1%
DRUGS & PHARMACEUTICALS - 2.3%
American Home Products Corp.   252,200 $ 18,410,600
Amgen, Inc.   299,800  14,371,663
Astra AB Class A Free shares  1,702,100  31,484,971
Merck & Co., Inc.   89,900  8,984,381
Novartis AG (Reg.)  20,600  31,725,138
Schering-Plough Corp.   672,500  34,633,750
  139,610,503
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   24,120  747,720
Bard (C.R.), Inc.   172,600  5,857,613
Baxter International, Inc.   85,100  4,446,475
Biomet, Inc.   409,800  9,835,200
Johnson & Johnson  46,900  2,702,613
St. Jude Medical, Inc. (a)  474,000  16,619,625
  40,209,246
MEDICAL FACILITIES MANAGEMENT - 3.1%
Columbia/HCA Healthcare Corp.   4,146,487  119,211,501
Humana, Inc. (a)  1,020,800  24,307,800
Tenet Healthcare Corp. (a)  682,800  19,886,550
United HealthCare Corp.   416,900  20,845,000
  184,250,851
TOTAL HEALTH   364,070,600
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc.   396,750  11,505,750
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 1.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  27,700  735,781
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  226,800  30,286,831
Emerson Electric Co.   103,200  5,946,900
General Electric Co.   467,800  31,839,638
Grainger (W.W.), Inc.   36,500  3,248,500
Scientific-Atlanta, Inc.   235,800  5,334,975
Westinghouse Electric Corp.   376,600  10,191,738
  87,584,363
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Caterpillar, Inc.   535,700  28,894,319
Ultratech Stepper, Inc. (a)  270,900  9,210,600
  38,104,919
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   145,700  5,545,706
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   131,234,988
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
MEDIA & LEISURE - 3.4%
BROADCASTING - 0.4%
Cox Communications, Inc. Class A (a)  70,900 $ 1,954,181
HSN, Inc. (a)  45,680  1,855,750
TCI Group Class A  174,621  3,579,731
Tele-Communications, Inc. (TCI)
 (Ventures Group) Series A  232,179  4,788,692
Time Warner, Inc.   208,400  11,292,675
  23,471,029
ENTERTAINMENT - 0.7%
Cedar Fair LP (depositary unit)  17,800  849,950
King World Productions, Inc.   47,300  2,045,725
MGM Grand, Inc.   7,300  317,094
Royal Caribbean Cruises Ltd.   669,500  29,290,625
Viacom, Inc. Class A (a)  105,300  3,310,369
Viacom, Inc. Class B (non-vtg.) (a)  153,300  4,848,113
  40,661,876
LEISURE DURABLES & TOYS - 0.5%
Nintendo Co. Ltd. Ord.   295,200  27,719,462
LODGING & GAMING - 1.1%
Circus Circus Enterprises, Inc. (a)  556,500  14,016,844
Harrah's Entertainment, Inc. (a)  137,700  3,089,644
HFS, Inc. (a)  222,100  16,532,569
Mirage Resorts, Inc. (a)  572,200  17,237,525
Rio Hotel & Casino, Inc. (a)  35,500  743,281
Sun International Hotels Ltd. Ord. (a)  336,900  11,623,050
  63,242,913
PUBLISHING - 0.1%
Cognizant Corp.   154,300  6,287,725
US WEST Media Group  61,100  1,363,275
  7,651,000
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  171,900  3,061,969
Lone Star Steakhouse Saloon (a)  145,500  3,037,313
McDonald's Corp.   480,800  22,898,100
Papa John's International, Inc. (a)  43,200  1,476,900
Wendy's International, Inc.   378,300  8,038,875
  38,513,157
TOTAL MEDIA & LEISURE   201,259,437
NONDURABLES - 6.6%
BEVERAGES - 0.1%
PepsiCo, Inc.   58,900  2,389,131
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   63,300  2,025,600

  VALUE
 SHARES (NOTE 1)
TOBACCO - 6.5%
Philip Morris Companies, Inc.   7,977,100 $ 331,548,219
RJR Nabisco Holdings Corp.   1,612,698  55,436,494
  386,984,713
TOTAL NONDURABLES   391,399,444
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   54,000  1,339,198
Newmont Mining Corp.   143,206  6,435,320
  7,774,518
RETAIL & WHOLESALE - 7.8%
APPAREL STORES - 0.4%
Gap, Inc.   140,500  7,033,781
TJX Companies, Inc.   476,650  14,567,616
  21,601,397
DRUG STORES - 0.1%
CVS Corp.   72,300  4,112,063
GENERAL MERCHANDISE STORES - 2.3%
Federated Department Stores, Inc. (a)  570,773  24,614,586
Proffitts, Inc. (a)  86,800  5,142,900
Wal-Mart Stores, Inc.   2,996,500  109,746,813
  139,504,299
GROCERY STORES - 0.3%
Safeway, Inc. (a)  354,600  19,281,375
RETAIL & WHOLESALE, MISCELLANEOUS - 4.7%
Comcast Corp. Class A  12,200  312,625
Circuit City Stores, Inc. - Circuit City Group 1,388,300 55,965,844 Corporate Express, Inc. (a) 256,900 5,427,013
Home Depot, Inc.   1,909,650  99,540,506
Lowe's Companies, Inc.   1,418,700  55,151,963
Officemax, Inc. (a)  741,750  11,265,328
Office Depot, Inc. (a)  233,500  4,713,781
PEAPOD, Inc.   14,300  178,750
Rex Stores Corp. (a)  88,100  991,125
Staples, Inc. (a)  309,900  8,560,988
Toys "R" Us, Inc. (a)  620,900  22,041,950
U.S. Office Products Co. (a)  231,500  8,160,375
Viking Office Products, Inc. (a)  309,700  6,735,975
  279,046,223
TOTAL RETAIL & WHOLESALE   463,545,357
SERVICES - 0.2%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   49,950  2,563,059
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc.   16,500  393,938
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
SERVICES - CONTINUED
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   45,500 $ 1,623,781
SERVICES - 0.1%
Boron LePore & Associates, Inc.   3,700  85,563
Reuters Holdings PLC ADR Class B  64,000  4,560,000
  4,645,563
TOTAL SERVICES   9,226,341
TECHNOLOGY - 13.5%
COMMUNICATIONS EQUIPMENT - 0.3%
Andrew Corp. (a)  110,500  2,893,719
Cisco Systems, Inc. (a)  141,800  10,360,263
Nokia Corp. AB sponsored ADR  49,100  4,606,194
  17,860,176
COMPUTER SERVICES & SOFTWARE - 2.6%
Advantage Learning Systems, Inc.   2,700  68,175
Automatic Data Processing, Inc.   340,400  17,020,000
Ceridian Corp. (a)  393,600  14,563,200
CompUSA, Inc. (a)  172,300  6,030,500
CUC International, Inc. (a)  375,000  11,625,000
J.D. Edwards & Co.   4,400  147,400
E Trade Group, Inc.   15,200  714,400
Electronic Data Systems Corp.   719,300  25,535,150
First Data Corp.   443,200  16,647,700
Microsoft Corp. (a)  179,300  23,723,631
Netscape Communications Corp. (a)  26,600  957,600
Network Solutions, Inc. Class A   1,500  32,625
Oracle Corp. (a)  414,450  15,101,522
Paychex, Inc.   139,250  4,856,344
Policy Management Systems Corp. (a)  316,900  19,707,219
  156,730,466
COMPUTERS & OFFICE EQUIPMENT - 5.1%
Bay Networks, Inc. (a)  154,900  5,983,013
Compaq Computer Corp. (a)  1,081,500  80,842,125
Hewlett-Packard Co.   233,400  16,235,888
Ingram Micro, Inc. Class A (a)  46,900  1,269,231
International Business Machines Corp.   1,084,300  114,868,031
Quantum Corp.   52,600  2,015,238
SCI Systems, Inc. (a)  1,327,600  65,799,175
Tech Data Corp. (a)  277,700  12,774,200
Western Digital Corp.   88,400  3,541,525
  303,328,426
ELECTRONIC INSTRUMENTS - 1.0%
Applied Materials, Inc. (a)  34,600  3,295,650
Cognex Corp. (a)  117,300  3,856,238
Lam Research Corp. (a)  551,000  25,621,500
Novellus Systems, Inc. (a)  55,600  7,005,600
Thermo Electron Corp. (a)  288,300  11,532,000
Varian Associates, Inc.   60,900  3,783,413
  55,094,401

  VALUE
 SHARES (NOTE 1)
ELECTRONICS - 4.5%
Uniphase Corp.   2,400 $ 190,800
AMP, Inc.   719,400  38,532,863
Intel Corp.   819,900  75,687,019
Methode Electronics, Inc. Class A  1,355,500  34,904,125
Micron Technology, Inc. (a)  953,400  33,071,063
Molex, Inc.   144,585  5,891,839
Motorola, Inc.   66,600  4,786,875
Power One, Inc.   2,500  35,001
Solectron Corp. (a)  1,705,500  75,894,750
Thomas & Betts Corp.   26,100  1,425,713
  270,420,048
TOTAL TECHNOLOGY   803,433,517
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  60,400  2,506,600
RAILROADS - 0.5%
Bombardier, Inc. Class B  207,700  4,210,999
Burlington Northern Santa Fe Corp.   65,900  6,367,588
CSX Corp.   277,100  16,210,350
  26,788,937
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR 183,300 5,315,700 Stolt-Nielsen SA 63,600 1,693,350
  7,009,050
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   44,000  1,204,500
Yellow Corp. (a)  186,700  6,079,419
  7,283,919
TOTAL TRANSPORTATION   43,588,506
UTILITIES - 6.6%
CELLULAR - 2.5%
AirTouch Communications, Inc.  (a)  1,368,900  48,510,394
Vodafone Group PLC sponsored ADR  1,882,380  101,177,925
  149,688,319
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   133,000  6,051,500
Entergy Corp.   344,000  8,965,500
Niagara Mohawk Power Corp. (a)  138,200  1,321,538
PG&E Corp.   36,226  839,990
  17,178,528
GAS - 0.1
Enron Corp.   79,900  3,076,150
TELEPHONE SERVICES - 3.7%
AT&T Corp.   255,200  11,308,550
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Ameritech Corp.   282,200 $ 18,766,300
Bell Atlantic Corp.   385,311  30,993,454
BellSouth Corp.   514,700  23,804,875
Deutsche Telekom AG  143,600  2,768,222
MCI Communications Corp.   1,834,800  53,897,250
NEXTLINK Communications, Inc. Class A  7,100  170,400
SBC Communications, Inc.   335,600  20,597,450
Sprint Corp.   1,080,900  54,045,000
WorldCom, Inc. (a)  144,300  5,104,613
  221,456,114
TOTAL UTILITIES   391,399,111
TOTAL COMMON STOCKS
 (Cost $2,903,972,619)   5,024,780,395
U.S. TREASURY OBLIGATIONS - 11.7%
  PRINCIPAL
  AMOUNT
8 1/8%, 8/15/19  $ 441,000,000  524,582,730
stripped principal:
 0%, 2/15/19   115,000,000  28,587,850
 0%, 8/15/19   100,000,000  24,114,000
 0%, 8/15/20   392,000,000  88,282,320
 0%, 8/15/21   130,000,000  27,430,000
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $625,681,278)    692,996,900
CASH EQUIVALENTS - 3.7%
 SHARES
Taxable Central Cash Fund
  (Cost $223,153,984) (b)   223,153,984  223,153,984
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,752,807,881)  $ 5,940,931,279
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $3,753,901,981. Net unrealized appreciation aggregated $2,187,029,298, of which $2,230,540,147 related to appreciated investment securities and $43,510,849 related to depreciated investment securities.
The fund hereby designates approximately $15,644,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 SEPTEMBER 30, 1997

ASSETS

Investment in securities, at value (cost $3,752,807,881) - See accompanying schedule                    $ 5,940,931,279

Receivable for investments sold                                                                            30,396,566

Receivable for fund shares sold                                                                            137,543

Dividends receivable                                                                                       9,115,133

Interest receivable                                                                                       5,626,179

Other receivables                                                                                          82,440

 TOTAL ASSETS                                                                                             5,986,289,140

LIABILITIES

Payable to custodian bank                                                                   $ 2,712

Payable for investments purchased                                                            22,756,418

Payable for fund shares redeemed                                                             971,948

Accrued management fee                                                                       1,557,916

Other payables and accrued expenses                                                          257,924

 TOTAL LIABILITIES                                                                                        25,546,918

NET ASSETS                                                                                               $ 5,960,742,222

Net Assets consist of:

Paid in capital                                                                                          $ 3,220,865,948

Undistributed net investment income                                                                        89,779,250

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions        461,976,508

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies 2,188,120,516

NET ASSETS, for 237,632,428 shares outstanding                                                            $ 5,960,742,222

NET ASSET VALUE, offering price and redemption price per share ($5,960,742,222 (divided by) 237,632,428
shares)                                                                                                    $25.08


STATEMENT OF OPERATIONS

 YEAR ENDED SEPTEMBER 30, 1997

INVESTMENT INCOME                                                                   $ 74,021,127
Dividends

Interest                                                                             61,854,619

 TOTAL INCOME                                                                        135,875,746

EXPENSES

Management fee                                                     $ 24,716,121
Basic fee

 Performance adjustment                                             (5,561,177)

Transfer agent fees                                                 258,665

Accounting fees and expenses                                        810,796

Non-interested trustees' compensation                               24,996

Custodian fees and expenses                                         175,971

Registration fees                                                   64,237

Audit                                                               53,008

Legal                                                               30,965

Miscellaneous                                                       19,162

 Total expenses before reductions                                   20,592,744

 Expense reductions                                                 (434,636)        20,158,108

NET INVESTMENT INCOME                                                                115,717,638

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              475,712,004

 Foreign currency transactions                                      (40,217)         475,671,787

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              1,031,078,520

 Assets and liabilities in foreign currencies                       36,383           1,031,114,903

NET GAIN (LOSS)                                                                      1,506,786,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 1,622,504,328


STATEMENT OF CHANGES IN NET ASSETS



                                                                                    YEAR ENDED        YEAR ENDED
                                                                                    SEPTEMBER 30,     SEPTEMBER 30,
                                                                                       1997              1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                          $ 115,717,638     $ 103,748,711
Net investment income

 Net realized gain (loss)                                                            475,671,787       423,288,867

 Change in net unrealized appreciation (depreciation)                                   1,031,114,903     112,028,342

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      1,622,504,328     639,065,920

Distributions to shareholders                                                        (100,379,101)     (92,599,379)
From net investment income

 From net realized gain                                                              (385,905,369)     (174,422,963)

 TOTAL DISTRIBUTIONS                                                              (486,284,470)     (267,022,342)

Share transactions                                                                    145,821,046       140,978,880
Net proceeds from sales of shares

 Reinvestment of distributions                                                        455,487,338       251,037,967

 Cost of shares redeemed                                                             (342,267,830)     (251,968,059)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 259,040,554       140,048,788

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                            1,395,260,412     512,092,366

NET ASSETS

 Beginning of period                                                                     4,565,481,810     4,053,389,444

 End of period (including undistributed net investment income of $89,779,250
and $75,121,685, respectively)                                                          $ 5,960,742,222   $ 4,565,481,810

OTHER INFORMATION
Shares

 Sold                                                                                 6,693,954         7,327,796

 Issued in reinvestment of distributions                                              22,797,165        13,702,946

 Redeemed                                                                                (15,580,927)      (13,089,630)

 Net increase (decrease)                                                              13,910,192        7,941,112


FINANCIAL HIGHLIGHTS

      YEARS ENDED SEPTEMBER 30,                          THREE MONTHS    YEAR ENDED
                                                         ENDED           JUNE 30,
                                                         SEPTEMBER
                                                         30,

      1997                        1996   1995   1994 D   1993            1993



SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 20.41     $ 18.78   $ 17.70   $ 16.86   $ 17.22    $ 16.54

Income from Investment Operations

 Net investment income                                   .49 C       .45       .41       .30       .04        .26

 Net realized and unrealized gain (loss)                 6.36        2.42      3.54      1.69      .75        3.16

 Total from investment operations                        6.85        2.87      3.95      1.99      .79        3.42



Less Distributions

 From net investment income                              (.45)       (.43)     (.34)     (.11)     (.14)      (.30)

 From net realized gain                                  (1.73)      (.81)     (2.53)    (1.04)    (1.01)     (2.44)

 Total distributions                                     (2.18)      (1.24)    (2.87)    (1.15)    (1.15)     (2.74)

Net asset value, end of period                          $ 25.08     $ 20.41   $ 18.78   $ 17.70   $ 16.86    $ 17.22

TOTAL RETURN B                                           36.29% G    16.04%    27.49%    12.30%    4.77%      23.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 5,961     $ 4,565   $ 4,053   $ 3,273   $ 2,973    $ 2,869

Ratio of expenses to average net assets                  .39%        .65%      .68%      .70%      .65% A     .66%

Ratio of expenses to average net assets after            .38% E      .65%      .68%      .70%      .65% A     .66%
expense reductions

Ratio of net investment income to average net assets     2.20%       2.40%     2.35%     1.69%     1.11% A    1.83%

Portfolio turnover rate                                  32%         42%       55%       77%       82% A      75%

Average commission rate F                               $ .0478     $ .0175


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY DESTINY PORTFOLIOS: DESTINY II
INVESTMENTS SEPTEMBER 30, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.3%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.0%
Boeing Co.   646,600 $ 35,199,288
Gulfstream Aerospace Corp. (a)  42,700  1,238,300
  36,437,588
DEFENSE ELECTRONICS - 0.6%
Raytheon Co.   359,800  21,273,175
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  21,500  567,063
Newport News Shipbuilding, Inc.   62,600  1,475,013
  2,042,076
TOTAL AEROSPACE & DEFENSE   59,752,839
BASIC INDUSTRIES - 3.5%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   69,900  5,797,331
du Pont (E.I.) de Nemours & Co.   717,600  44,177,250
Raychem Corp.   240,900  20,356,050
Union Carbide Corp.   222,200  10,818,363
  81,148,994
PACKAGING & CONTAINERS - 0.6%
Corning, Inc.   14,900  704,025
Owens-Illinois, Inc. (a)  604,100  20,501,644
  21,205,669
PAPER & FOREST PRODUCTS - 0.7%
Boise Cascade Corp.   139,300  5,859,306
Champion International Corp.   192,900  11,754,844
Georgia-Pacific Corp.   20,000  2,087,500
International Paper Co.   47,000  2,587,938
Ivex Packaging Corp.   4,200  67,200
Willamette Industries, Inc.   88,000  3,366,000
  25,722,788
TOTAL BASIC INDUSTRIES   128,077,451
CONSTRUCTION & REAL ESTATE - 1.3%
CONSTRUCTION - 0.9%
Centex Corp.   75,200  4,389,800
D.R. Horton, Inc.   391,936  6,172,992
Fleetwood Enterprises, Inc.   454,041  15,238,751
Kaufman & Broad Home Corp.   283,600  6,150,575
U.S. Home Corp. (a)  18,300  706,838
  32,658,956
ENGINEERING - 0.4%
Fluor Corp.   249,500  13,379,438
TOTAL CONSTRUCTION & REAL ESTATE   46,038,394

  VALUE
 SHARES (NOTE 1)
DURABLES - 4.5%
AUTOS, TIRES, & ACCESSORIES - 3.6%
Circuit City Stores, Inc. - CarMax Group  23,500 $ 389,219
Cummins Engine Co., Inc.   117,900  9,203,569
Discount Auto Parts, Inc. (a)  181,900  4,365,600
Federal-Mogul Corp.   58,900  2,186,663
General Motors Corp.   1,348,621  90,273,318
Gentex Corp. (a)  38,600  957,763
Goodyear Tire & Rubber Co.   68,700  4,723,125
Honda Motor Co. Ltd.   77,000  2,693,784
Magna International, Inc. Class A  143,000  9,924,731
Superior Industries International, Inc.   197,400  5,465,513
  130,183,285
CONSUMER ELECTRONICS - 0.2%
Newell Co.   114,300  4,572,000
Philips Electronics NV (Bearer)  16,300  1,384,645
Philips Electronics NV NY shares  4,900  411,600
  6,368,245
TEXTILES & APPAREL - 0.7%
Big Dog Holdings, Inc.   1,600  22,400
Burlington Industries, Inc. (a)  254,600  3,564,400
Liz Claiborne, Inc.   89,300  4,905,919
NIKE, Inc. Class B  288,200  15,274,600
Reebok International Ltd.   26,400  1,285,350
  25,052,669
TOTAL DURABLES   161,604,199
ENERGY - 5.8%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   293,400  10,709,100
OIL & GAS - 5.5%
Amerada Hess Corp.   116,500  7,186,594
Atlantic Richfield Co.   135,900  11,610,956
British Petroleum PLC ADR  339,916  30,868,622
Burlington Resources, Inc.   276,000  14,162,250
Elf Aquitaine SA sponsored ADR  57,344  3,824,128
Enron Oil & Gas Co.   33,300  740,925
Kerr-McGee Corp.   72,700  5,002,669
Louisiana Land & Exploration Co.   224,200  17,557,663
Mobil Corp.   35,800  2,649,200
Occidental Petroleum Corp.   589,800  15,297,938
Royal Dutch Petroleum Co.   987,600  54,811,800
Santa Fe Energy Resources, Inc.   143,000  1,787,500
Tosco Corp.   629,100  21,900,544
Total SA Class B  29,156  3,350,669
Total SA sponsored ADR  84,904  4,866,061
Union Pacific Resources Group, Inc.   10,400  272,350
Valero Energy Corp.   76,600  2,513,438
  198,403,307
TOTAL ENERGY   209,112,407
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
FINANCE - 18.2%
BANKS - 1.0%
Credit Suisse Group (Reg.)  109,000 $ 14,791,782
NationsBank Corp.   130,700  8,087,063
Providian Financial Corp.   332,900  13,211,969
  36,090,814
CREDIT & OTHER FINANCE - 3.1%
Fleet Financial Group, Inc.   1,624,916  106,533,555
Green Tree Financial Corp.   140,800  6,617,600
  113,151,155
FEDERAL SPONSORED CREDIT - 8.1%
Federal Home Loan Mortgage Corporation 2,334,200 82,280,550 Federal National Mortgage Association 4,460,500 209,643,500
  291,924,050
INSURANCE - 5.6%
AFLAC, Inc.   86,350  4,684,488
Aegon NV (Reg.)  110,009  8,766,342
Allmerica Financial Corp.   120,200  5,281,288
Allstate Corp.   655,645  52,697,467
American International Group, Inc.   398,025  41,071,205
CIGNA Corp.   85,200  15,868,500
Equitable of Iowa Companies   13,900  931,300
General Re Corp.   55,500  11,016,750
Loews Corp.   96,800  10,932,350
MGIC Investment Corp.   325,000  18,626,563
Nationwide Financial Services, Inc. Class A  9,700  270,388
PMI Group, Inc.   210,100  12,041,356
Provident Companies, Inc.   29,400  1,028,081
Reliastar Financial Corp.   88,084  3,506,844
Torchmark Corp.   284,400  11,162,700
Travelers Property Casualty Corp. Class A  32,800  1,328,400
UNUM Corp.   25,600  1,168,000
  200,382,022
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   111,400  9,998,150
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   127,200  3,649,050
TOTAL FINANCE   655,195,241
HEALTH - 7.1%
DRUGS & PHARMACEUTICALS - 2.5%
American Home Products Corp.   193,900  14,154,700
Amgen, Inc.   186,900  8,959,519
Astra AB Class A Free shares  980,500  18,137,015

  VALUE
 SHARES (NOTE 1)
Merck & Co., Inc.   53,300 $ 5,326,669
Novartis AG (Reg.)  14,906  22,956,064
Schering-Plough Corp.   385,700  19,863,550
  89,397,517
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Allegiance Corp.   13,400  415,400
Bard (C.R.), Inc.   101,800  3,454,838
Baxter International, Inc.   67,000  3,500,750
Biomet, Inc.   221,700  5,320,800
Johnson & Johnson  26,900  1,550,113
St. Jude Medical, Inc. (a)  274,400  9,621,150
  23,863,051
MEDICAL FACILITIES MANAGEMENT - 4.0%
Columbia/HCA Healthcare Corp.   3,252,660  93,513,975
Humana, Inc. (a)  837,500  19,942,969
Tenet Healthcare Corp. (a)  570,100  16,604,163
United HealthCare Corp.   271,500  13,575,000
  143,636,107
TOTAL HEALTH   256,896,675
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc.   203,550  5,902,950
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
ELECTRICAL EQUIPMENT - 1.3%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  16,200  430,313
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  132,400  17,680,672
Emerson Electric Co.   52,200  3,008,025
General Electric Co.   260,600  17,737,088
Grainger (W.W.), Inc.   21,800  1,940,200
Scientific-Atlanta, Inc.   124,600  2,819,075
Westinghouse Electric Corp.   206,800  5,596,525
  49,211,898
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Caterpillar, Inc.   357,600  19,288,050
Ultratech Stepper, Inc. (a)  158,000  5,372,000
  24,660,050
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   87,400  3,326,663
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   77,198,611
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
MEDIA & LEISURE - 3.5%
BROADCASTING - 0.5%
Cox Communications, Inc. Class A (a)  42,100 $ 1,160,381
HSN, Inc. (a)  62,645  2,544,953
TCI Group Class A  103,772  2,127,326
Tele-Communications, Inc. (TCI)
 (Ventures Group) Series A  139,228  2,871,578
Telemundo Group, Inc. Class A (a)  68,000  2,380,000
Time Warner, Inc.   126,100  6,833,044
  17,917,282
ENTERTAINMENT - 0.6%
Cedar Fair LP (depositary unit)  9,300  444,075
King World Productions, Inc.   28,400  1,228,300
MGM Grand, Inc.   4,300  186,781
Royal Caribbean Cruises Ltd.   354,000  15,487,500
Viacom, Inc. Class A (a)  62,900  1,977,419
Viacom, Inc. Class B (non-vtg.) (a)  92,100  2,912,663
  22,236,738
LEISURE DURABLES & TOYS - 0.5%
Nintendo Co. Ltd. Ord.   196,100  18,413,911
LODGING & GAMING - 1.1%
Circus Circus Enterprises, Inc. (a)  287,600  7,243,925
Harrah's Entertainment, Inc. (a)  81,100  1,819,681
HFS, Inc. (a)  133,100  9,907,631
Mirage Resorts, Inc. (a)  350,500  10,558,813
Rio Hotel & Casino, Inc. (a)  27,200  569,500
Sun International Hotels Ltd. Ord. (a)  223,700  7,717,650
  37,817,200
PUBLISHING - 0.1%
Cognizant Corp.   91,800  3,740,850
US WEST Media Group  37,000  828,530
  4,569,380
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  83,900  1,494,469
Lone Star Steakhouse Saloon (a)  172,900  3,609,288
McDonald's Corp.   285,900  13,615,988
Papa John's International, Inc. (a)  25,600  875,200
Wendy's International, Inc.   227,800  4,840,750
  24,435,695
TOTAL MEDIA & LEISURE   125,390,206
NONDURABLES - 6.4%
BEVERAGES - 0.0%
PepsiCo, Inc.   35,300  1,431,856
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   34,100  1,091,200

  VALUE
 SHARES (NOTE 1)
TOBACCO - 6.4%
Philip Morris Companies, Inc.   4,715,000 $ 195,967,188
RJR Nabisco Holdings Corp.   872,354  29,987,169
Standard Commercial Corp.   51,005  860,709
  226,815,066
TOTAL NONDURABLES   229,338,122
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   29,200  724,159
Newmont Mining Corp.   82,848  3,722,982
  4,447,141
RETAIL & WHOLESALE - 8.0%
APPAREL STORES - 0.3%
Gap, Inc.   83,100  4,160,194
TJX Companies, Inc.   266,800  8,154,075
  12,314,269
DRUG STORES - 0.1%
CVS Corp.   39,100  2,223,813
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc. (a)  325,900  14,054,438
Proffitts, Inc. (a)  81,900  4,852,575
Wal-Mart Stores, Inc.   1,686,900  61,782,713
  80,689,726
GROCERY STORES - 0.5%
Food Lion, Inc. Class B  120,000  960,000
Safeway, Inc. (a)  325,700  17,709,938
  18,669,938
RETAIL & WHOLESALE, MISCELLANEOUS - 4.9%
Comcast Corp. Class A  7,400  189,625
Circuit City Stores, Inc. - Circuit City Group 723,700 29,174,156 Corporate Express, Inc. (a) 150,800 3,185,650
Home Depot, Inc.   1,161,650  60,551,006
Lowe's Companies, Inc.   1,139,600  44,301,950
Officemax, Inc. (a)  550,700  8,363,756
Office Depot, Inc. (a)  132,700  2,678,881
PEAPOD, Inc.   8,600  107,500
Rex Stores Corp. (a)  37,600  423,000
Staples, Inc. (a)  205,300  5,671,413
Toys "R" Us, Inc. (a)  335,800  11,920,900
U.S. Office Products Co. (a)  133,600  4,709,400
Viking Office Products, Inc. (a)  180,200  3,919,350
  175,196,587
TOTAL RETAIL & WHOLESALE   289,094,333
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
SERVICES - 0.1%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   26,100 $ 1,339,256
LEASING & RENTAL - 0.0%
Avis Rent A Car, Inc.   10,000  238,750
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   27,200  970,700
SERVICES - 0.1%
Boron LePore & Associates, Inc.   2,200  50,875
Reuters Holdings PLC ADR Class B  38,600  2,750,250
  2,801,125
TOTAL SERVICES   5,349,831
TECHNOLOGY - 13.4%
COMMUNICATIONS EQUIPMENT - 0.4%
Andrew Corp. (a)  115,900  3,035,131
Cisco Systems, Inc. (a)  125,500  9,169,344
Nokia Corp. AB sponsored ADR  27,900  2,617,369
  14,821,844
COMPUTER SERVICES & SOFTWARE - 2.5%
Advantage Learning Systems, Inc.   1,600  40,400
Automatic Data Processing, Inc.   183,000  9,150,000
Ceridian Corp. (a)  232,600  8,606,200
CompUSA, Inc. (a)  100,200  3,507,000
CUC International, Inc. (a)  353,300  10,952,300
J.D. Edwards & Co.   2,700  90,450
E Trade Group, Inc.   9,200  432,400
Electronic Data Systems Corp.   406,400  14,427,200
First Data Corp.   258,000  9,691,125
Microsoft Corp. (a)  95,500  12,635,844
Netscape Communications Corp. (a)  15,300  550,800
Network Solutions, Inc. Class A   900  19,575
Oracle Corp. (a)  226,875  8,266,758
Paychex, Inc.   81,150  2,830,106
Policy Management Systems Corp. (a)  169,800  10,559,438
  91,759,596
COMPUTERS & OFFICE EQUIPMENT - 5.4%
Bay Networks, Inc. (a)  86,700  3,348,788
Compaq Computer Corp. (a)  692,650  51,775,588
Hewlett-Packard Co.   124,400  8,653,575
Ingram Micro, Inc. Class A (a)  26,900  727,981
International Business Machines Corp.   717,300  75,988,969
Quantum Corp.   31,900  1,222,169
SCI Systems, Inc. (a)  835,100  41,389,644
Tech Data Corp. (a)  154,700  7,116,200
Western Digital Corp.   53,400  2,139,338
  192,362,252

  VALUE
 SHARES (NOTE 1)
ELECTRONIC INSTRUMENTS - 1.1%
Applied Materials, Inc. (a)  21,700 $ 2,066,925
Cognex Corp. (a)  67,500  2,219,063
Lam Research Corp. (a)  315,500  14,670,750
Novellus Systems, Inc. (a)  32,100  4,044,600
Thermo Electron Corp. (a)  325,200  13,008,000
Varian Associates, Inc.   34,900  2,168,163
  38,177,501
ELECTRONICS - 4.0%
Uniphase Corp.   1,500  119,250
AMP, Inc.   453,400  24,285,238
Intel Corp.   530,700  48,990,244
Methode Electronics, Inc. Class A  128,350  3,305,013
Micron Technology, Inc. (a)  566,900  19,664,344
Molex, Inc.   68,257  2,781,473
Motorola, Inc.   39,900  2,867,813
Power One, Inc.   1,500  21,000
Solectron Corp. (a)  929,096  41,344,772
Thomas & Betts Corp.   15,600  852,150
  144,231,297
TOTAL TECHNOLOGY   481,352,490
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.1%
Northwest Airlines Corp. Class A (a)  34,900  1,448,350
RAILROADS - 0.5%
Bombardier, Inc. Class B  112,000  2,270,736
Burlington Northern Santa Fe Corp.   44,400  4,290,150
CSX Corp.   175,100  10,243,350
  16,804,236
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR 99,500 2,885,500 Stolt-Nielsen SA 58,200 1,549,575
  4,435,075
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   45,600  1,248,300
Yellow Corp. (a)  115,500  3,760,969
  5,009,269
TOTAL TRANSPORTATION   27,696,930
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
UTILITIES - 6.6%
CELLULAR - 2.4%
AirTouch Communications, Inc. (a)   884,600 $ 31,348,013
Vodafone Group PLC sponsored ADR  1,022,800  54,975,500
  86,323,513
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   109,200  4,968,600
Entergy Corp.   201,800  5,259,413
Niagara Mohawk Power Corp. (a)  82,800  791,775
PG&E Corp.   33,442  775,436
  11,795,224
GAS - 0.1%
Enron Corp.   55,100  2,121,350
TELEPHONE SERVICES - 3.8%
AT&T Corp.   147,000  6,513,938
Ameritech Corp.   150,400  10,001,600
Bell Atlantic Corp.   209,393  16,843,049
BellSouth Corp.   271,700  12,566,125
Deutsche Telekom AG  80,500  1,551,824
MCI Communications Corp.   1,221,700  35,887,438
NEXTLINK Communications, Inc.
 Class A  4,300  103,200
SBC Communications, Inc.   224,100  13,754,138
Sprint Corp.   712,300  35,615,000
WorldCom, Inc. (a)  84,800  2,996,806
  135,833,118
TOTAL UTILITIES   236,073,205
TOTAL COMMON STOCKS
 (Cost $1,895,000,117)   2,998,521,025
U.S. TREASURY OBLIGATIONS - 11.7%
  PRINCIPAL
  AMOUNT
8 1/8%, 8/15/19  $ 268,000,000  318,794,040
stripped principal:
 0%, 2/15/19   115,000,000  28,587,850
 0%, 8/15/19   70,000,000  16,879,800
 0%, 8/15/20   196,000,000  44,141,160
 0%, 8/15/21   60,000,000  12,660,000
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $385,743,443)   421,062,850
CASH EQUIVALENTS - 5.0%
  VALUE
 SHARES (NOTE 1)
Taxable Central Cash Fund
 (Cost $179,617,726) (b)  179,617,726 $ 179,617,726
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,460,361,286)  $ 3,599,201,601
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.66%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,461,291,528. Net unrealized appreciation aggregated $1,137,910,073, of which $1,173,261,705 related to appreciated investment securities and $35,351,632 related to depreciated investment securities.
The fund hereby designates approximately $6,218,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 SEPTEMBER 30, 1997

ASSETS

Investment in securities, at value (cost $2,460,361,286) - See accompanying schedule                   $ 3,599,201,601

Receivable for investments sold                                                                           16,862,957

Receivable for fund shares sold                                                                           160,076

Dividends receivable                                                                                      5,256,935

Interest receivable                                                                                        3,581,825

Other receivables                                                                                          33,321

 TOTAL ASSETS                                                                                              3,625,096,715

LIABILITIES

Payable for investments purchased                                                          $ 13,750,513

Payable for fund shares redeemed                                                            577,975

Accrued management fee                                                                   1,377,160

Other payables and accrued expenses                                                         246,646

 TOTAL LIABILITIES                                                                                         15,952,294

NET ASSETS                                                                                                $ 3,609,144,421

Net Assets consist of:

Paid in capital                                                                                       $ 2,188,592,650

Undistributed net investment income                                                                    50,768,400

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions       230,944,721

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies 1,138,838,650

NET ASSETS, for 250,596,142 shares outstanding                                                            $ 3,609,144,421

NET ASSET VALUE, offering price and redemption price per share ($3,609,144,421 (divided by) 250,596,142
shares)                                                                                                    $14.40


STATEMENT OF OPERATIONS

 YEAR ENDED SEPTEMBER 30, 1997

INVESTMENT INCOME                                                                 $ 41,725,744
Dividends

Interest                                                                           39,529,118

 TOTAL INCOME                                                                      81,254,862

EXPENSES

Management fee                                                     $ 18,443,181
Basic fee

 Performance adjustment                                             (3,137,435)

Transfer agent fees                                                 187,300

Accounting fees and expenses                                        806,279

Non-interested trustees' compensation                               16,411

Custodian fees and expenses                                         113,521

Registration fees                                                   132,950

Audit                                                               49,631

Legal                                                               16,516

Miscellaneous                                                       10,082

 Total expenses before reductions                                   16,638,436

 Expense reductions                                                 (300,821)      16,337,615

NET INVESTMENT INCOME                                                              64,917,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              238,662,916

 Foreign currency transactions                                      24,778         238,687,694

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              606,542,378

 Assets and liabilities in foreign currencies                       1,634          606,544,012

NET GAIN (LOSS)                                                                    845,231,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 910,148,953


STATEMENT OF CHANGES IN NET ASSETS



                                                                                     YEAR ENDED        YEAR ENDED
                                                                                    SEPTEMBER 30,     SEPTEMBER 30,
                                                                                     1997              1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                              $ 64,917,247      $ 54,527,132
Net investment income

 Net realized gain (loss)                                                            238,687,694       177,717,874

 Change in net unrealized appreciation (depreciation)                                606,544,012       95,101,281

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        910,148,953       327,346,287

Distributions to shareholders                                                            (55,499,110)      (43,813,086)
From net investment income

 From net realized gain                                                              (166,474,990)     (61,463,441)

 TOTAL DISTRIBUTIONS                                                                 (221,974,100)     (105,276,527)

Share transactions                                                                      326,984,358       291,742,259
Net proceeds from sales of shares

 Reinvestment of distributions                                                       218,448,216       103,441,673

 Cost of shares redeemed                                                            (162,870,326)     (110,608,517)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS               382,562,248       284,575,415

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             1,070,737,101     506,645,175

NET ASSETS

 Beginning of period                                                                    2,538,407,320     2,031,762,145

 End of period (including undistributed net investment income of $50,768,400 and
$41,533,520, respectively)                                                              $ 3,609,144,421   $ 2,538,407,320

OTHER INFORMATION
Shares

 Sold  (1996 shares adjusted for 3 for 1 stock split paid June 21, 1996)                25,964,294        26,673,779

 Issued in reinvestment of distributions                                                18,831,746        9,879,858

 Redeemed                                                                              (12,796,917)      (10,109,951)

 Net increase (decrease)                                                                31,999,123        26,443,686


FINANCIAL HIGHLIGHTS



(PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3-FOR-1 SHARE SPLIT PAID JUNE 21, 1996.)

                                           YEARS ENDED SEPTEMBER 30,                          THREE MONTHS    YEAR ENDED
                                                                                         ENDED           JUNE 30,
                                                                                             SEPTEMBER
                                                                                             30,

                                          1997                        1996   1995   1994 D   1993            1993



SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 11.61     $ 10.57    $ 9.52    $ 8.89    $ 8.82    $ 8.23

Income from Investment Operations

 Net investment income                                   .27 C       .24        .22       .14       .01       .09

 Net realized and unrealized gain (loss)                 3.52        1.34       1.99      .96       .41       1.61

 Total from investment operations                        3.79        1.58       2.21      1.10      .42       1.70



Less Distributions

 From net investment income                              (.25)       (.22)      (.17)     (.04)     (.05)     (.12)

 From net realized gain                                  (.75)       (.32)      (.99)     (.43)     (.30)     (.99)

 Total distributions                                     (1.00)      (.54)      (1.16)    (.47)     (.35)     (1.11)

Net asset value, end of period                          $ 14.40     $ 11.61    $ 10.57   $ 9.52    $ 8.89    $ 8.82

TOTAL RETURN B                                           34.72% G    15.43%     26.98%    12.67%    4.93%     23.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 3,609     $ 2,538    $ 2,032   $ 1,437   $ 1,143   $ 1,061

Ratio of expenses to average net assets                  .54%        .78%       .80%      .80%      .84% A    .84%

Ratio of expenses to average net assets after            .53% E      .78%       .80%      .80%      .84% A    .84%
expense reductions

Ratio of net investment income to average net assets     2.11%       2.38%      2.33%     1.56%     .69% A    1.41%

Portfolio turnover rate                                  35%         37%        52%       72%       80% A     81%

Average commission rate F                               $ .0482     $ .0182


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
for the period ended September 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund are offered publicly through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with two series. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Each fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $1,620,709,937 and $1,811,892,048, respectively, of which U.S. government and government agency obligations aggregated $90,002,181 and $178,764,729, respectively. Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $1,219,702,491 and $999,237,318, respectively, of which U.S. government and government agency obligations aggregated $86,141,257 and $100,651,718, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rates are .17% and .30% for Destiny I and Destiny II, respectively. The basic fee is subject to a performance
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
adjustment (up to a maximum of (plus/minus).24% of the fund's average net assets over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of .36% and .50%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively.
Fidelity Distributors Corporation, an affiliate of FMR and sponsor of the Plans, received $1,427,473 and $2,907,727 as its portion of the Creation and Sales Charges on sales of Destiny Plans I and Destiny Plans II, respectively, for the period.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .00%, and .01% of the average net assets of Destiny I and Destiny II, respectively.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $392,046 and $245,016, respectively.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of each fund's expenses. For the period, the fund's expenses were reduced by $411,547 and $279,098 under this arrangement for Destiny I and Destiny II, respectively.
In addition, each fund has entered into arrangements with it's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $10,371 and $12,718 for Destiny I and $7,293 and $14,430, for
Destiny II under these arrangements, respectively.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Destiny Portfolios:
Destiny I and Destiny II:
We have audited the accompanying statements of assets and liabilities of Fidelity Destiny Portfolios: Destiny I and Destiny II, including the schedules of portfolio investments, as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, for the three month period ended September 30, 1993, and for the year ended June 30, 1993. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Destiny Portfolios: Destiny I and Destiny II as of September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the three month period ended September 30, 1993, and for the year ended June 30, 1993, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November 11, 1997
DISTRIBUTIONS


Totals of 23% and 24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which are generally exempt from state income tax for Destiny I and Destiny II, respectively.
Totals of 36% and 37% of the dividends distributed during the fiscal year qualify for the dividends-received deductions for corporate shareholders for Destiny I and Destiny II, respectively.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.